Revenue (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Overdue accounts receivable	$ 2,928,840	$ 105,858
One Customer [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Overdue accounts receivable	$ 1,519,845
Revenue percentage	82.00%	73.00%	100.00%
Two Customer [Member]
Remaining performance obligation	$ 1,046,502